Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Our executive compensation program is designed to reward financial results and effective strategic leadership, which we believe are key to building sustainable value for our stockholders. The performance-based orientation of the Company is reflected in the Board’s view that executive compensation should ensure a meaningful portion of compensation is “at risk” to align cash incentives to performance and by granting equity that vests over three-, four- and five-year periods to ensure that the actual compensation realized by executives aligns with stockholder value over the long term.

As reflected in the CD&A, more than 93% of NEOs’ 2022 average compensation, as reflected in the Summary Compensation Table (excluding our CEO Mr. Tuchman), is long-term equity-based compensation and nearly 66% of their 2022 average compensation, per the Summary Compensation Table, aligned to a one-time performance-based RSU grant that was made with the objective of driving significant business results by achieving stretch Revenue and Adjusted EBITDA targets by year-end 2025. The program is referred to as the Value Creation Program, or VCP, and has one performance measurement occurring at year-end 2025. As of the date of this proxy, the likelihood that these performance-based grants will vest is remote.

The sole performance measure to our annual, cash-based incentive program is adjusted operating income, and our long-term performance and equity-based plans measure Adjusted Operating Income, Revenue and Adjusted EBITDA, with measures varying by year. As a result, the Compensation Committee of the Board believes that the rewards and compensation payouts to our NEOs are aligned with our stockholders’ long-term interests.

In 2022, the Securities and Exchange Commission (the “SEC”) adopted Pay versus Performance (PvP) rules as required by the Dodd–Frank Wall Street Reform and Consumer Protection Act. These rules require that companies disclose how NEOs’ “Compensation Actually Paid” relates to the disclosures in the Summary Compensation Table and to the financial performance of the company.

The disclosure below summarizes the key points demonstrated in the accompanying tables.

Pay Versus Performance (PvP) Table

					Value of Initial Fixed $100 Investment Based on 12/31/19 [3]			Company Selected Measures
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total For Non-PEO NEOs[1]	Average Compensation Actually Paid to Non-PEO NEOs[2]	Total Shareholder Return	Peer Group Total Shareholder Return[4]	Net Income (thousands)	Adjusted Operating Income (thousands)[5]	Revenue (thousands)[6]	Adjusted EBITDA (millions)[7]
2022	$69,683	$69,683	$6,423,892	$1,502,297	$119	$125	$117.3	$248.5	$2,443.7	$326.6
2021	$632,135	$632,135	$2,045,642	$2,745,100	$241	$194	$158.2	$286.2	$2,273.1	$354.4
2020	$628,295	$628,295	$1,917,864	$2,325,816	$192	$129	$129.3	$242.4	$1,949.2	$304

1.	The NEOs (in addition to our CEO Mr. Tuchman) reflected for years 2021 and 2020 of the PvP Table are represented by the following individuals: 2021 includes Messrs. Erickson and Semach, and Mses. Hand, McLean and Paolillo; 2020 includes Messrs. DeGhetto and Erickson and Mses. Hand, McLean and Paolillo.

2.	In calculating the Compensation Actually Paid we included the following adjustments:

a.	For 2022, we excluded the following performance-based equity awards that were made in 2022 as the awards are aligned to internal financial performance metrics aligned to 2024 and 2025. As the awards are measured solely on 2024 and 2025 performance for the respective grants, there is currently no expense related to these awards; the expense will begin at the start of each requisite service period.

The grant date fair value of these awards includes awards under the 2022 performance-based RSU annual grant which are aligned to performance targets at the end of 2024 as follows: Mr. Semach - $199,966, Ms. Swanback - $499,977 and Ms. Paolillo - $674,998. In addition, the amounts in this column include awards under the Value Creation Plan, aligned to stretch performance targets measured at the end of fiscal year 2025, as follows: Mr. Semach - $1,163,132, Ms. Swanback - $5,537,250, Ms. Paolillo - $4,899,000 and Mr. Seybold - $2,288,500. Based on current performance and current targets, it is unlikely the VCP awards will vest. We have included the value of the following performance-based awards: Tranche 2 of the 2020 performance-based RSU for Ms. Paolillo in the amount of $541,210 that vested at 200%.

b.	For 2021, we excluded the following performance-based equity awards that were made in 2021 as the awards are aligned to internal financial performance metrics aligned to 2023. As the awards are measured solely on 2023 performance for the respective grant, there is currently no expense related to these awards; the expense will begin at the start of each requisite service period. The grant date fair value of these awards were as follows: Mr. Semach - $112,500, Mr. Erickson - $105,000, Ms. Hand - $400,000, Ms. McLean - $175,000 and Ms. Paolillo - $500,000. We have included the value of the following performance-based awards: Tranche 1 of the 2020 performance-based RSU, valued at December 31, 2021, for Ms. Paolillo - $1,110,505, Ms. Hand - $888,477 and Ms. McLean - $388,641 and Mr. Erickson - $162,990; these awards vested at 200%.

c.	For 2020, we excluded the following performance-based equity awards that were made in 2020 as the awards are aligned to internal financial performance metrics aligned to 2021 and 2022. As the awards are measured solely on 2021 and 2022 performance for the respective grant, there is currently no expense related to these awards; the expense will begin at the start of each requisite service period. The grant date fair value of these awards were as follows: Mr. Erickson - $97,470, Ms. Hand - $400,000, Ms. McLean - $175,000 and Ms. Paolillo - $500,000.

3.	Assumes that the value of the investment in TTEC stock and each peer company stock was $100 on December 31, 2019, and that all dividends were reinvested.

4.	The customized peer group selected by the Company is comprised of the following companies and is the same peer group utilized in our annual 10-K Stock Performance Graph: Accenture Plc, Cognizant Technology Solutions Corp., Concentrix, Globant S.A., Teleperformance, Telus International.

5.	We use Adjusted Operating Income as a performance measure in our annual, cash-based incentive plan as well as for performance-based equity awards granted in 2019, 2020 and 2021 (100% weight in 2019, and 50% weight in 2020 and 2021). TTEC presents company performance metrics on a non-GAAP basis to more accurately convey the performance of the business, which adjusts for non-operating items including, but not limited to, asset impairment, restructuring charges, cybersecurity incident-related costs, and one-time non-recurring items.

6.	Beginning in 2020, we introduced Revenue as a performance measure for our annual performance-based equity awards (50% weight). Revenue is also a performance measure under our 2022 Value Creation Plan (60% weight).

7.	Beginning with our 2022 LTIP award, we introduced Adjusted EBITDA as a performance measure under our annual performance-based equity awards (50% weight) as well as our Value Creation Plan (40% weight). TTEC presents company performance metrics on a non-GAAP basis to more accurately convey the performance of the business, which adjusts for non-operating items including, but not limited to, asset impairment, restructuring charges, cybersecurity incident-related costs, equity-based compensation, and one-time non-recurring items.

GAAP vs. Adjusted Performance[1]
Year	GAAP Operating Income $ (thousands)	Adjusted Operating Income $ (thousands)	EBITDA $ (millions)	Adjusted EBITDA $ (millions)
2022	168.5	248.5	290.5	326.6
2021	217.2	286.2	316.2	354.4
2020	204.7	242.4	265.0	304.0
1.	TTEC presents company performance metrics on a non-GAAP basis to more accurately convey the performance of the business, which adjusts for non-operating items including, but not limited to, asset impairment, restructuring charges, cybersecurity incident-related costs, and one-time non-recurring items.

Company TSR and Peer Group TSR

We believe that our annually selected peer group companies are relevant to our current business model, a dynamic and highly competitive market, TTEC’s market capitalization and our two segments TTEC Digital and TTEC Engage. As noted in the PvP table above, the cumulative TSR of our common stock significantly outperformed the peer group average for the year ending December 31, 2020, with TTEC TSR increasing 92% year-over-year and peers increasing an average of 29%. At year-end 2021, TTEC’s TSR results grew an additional 25% year-over-year, with TTEC’s ending, cumulative TSR of 241 substantially exceeding peers at 194. At year-end 2022, TTEC’s cumulative three-year average TSR had moved to 119 and the peer group averaged 125 for the same period. Therefore, in two of the three years, TTEC’s cumulative TSR far exceeded the average of its peer group and ended slightly behind peers on a cumulative basis for the three-year period at 119 versus peers at 125.

The TSR peer group’s returns are market-capitalization-weighted and it is worth noting that Accenture’s performance singularly accounted for over 70% of the peer group’s three-year cumulative TSR average.

Summary Compensation Table to Compensation Actually Paid Reconciliation

The values reported in the Summary Compensation Table (SCT) are based on grant date value fair market value for TTEC stock. Compensation Actually Paid (CAP) is based on the fair value of equity awards made during a calendar year, determined at year-end based on either (a) the change in the fair value of the underlying restricted stock shares or (b) as the change in estimated results (impacting the underlying stock value) for performance-based awards.

Therefore, the SCT represents the multi-year value of equity awards while CAP reflects the equity awards granted in the applicable reporting year and the change in value of prior year awards for years 2019, 2020 and 2021.

To calculate the CAP reflected in the PvP table above, the following amounts were deducted from and added to SCT total compensation for each fiscal year for our CEO and the average of our other NEOs:

SCT Total to CAP Reconciliation[1]

CEO SCT Total to CAP Reconciliation
Year	Salary	Bonus/Non Equity	Other Comp[3]	SCT Total	Deductions[4]	Additions[5]	CAP
2022	1	0	69,682	69,683	0	0	69,683
2021	1	0	64,202	632,135	0	0	632,135
2020	1	0	57,047	628,295	0	0	628,295

Avg NEO SCT Total to CAP Reconciliation
Year[2]	Salary	Bonus/Non Equity	Other Comp[3]	SCT Total	Deductions[4]	Additions[5]	CAP
2022	326,442	118,757	7,160	6,423,892	5,971,533	1,049,939	1,502,297
2021	388,846	608,373	14,569	2,045,642	758,623	1,458,081	2,745,100
2020	346,885	303,340	13,216	1,917,864	966,385	1,374,337	2,325,816

1.	No pension-related adjustments were necessary in the calculation of Compensation Actually Paid as TTEC does not have a pension plan.

2.	The non-principal executive officer (PEO) Named Executive Officers (NEOs) reflected for 2021 represent the following individuals: Messrs. Erickson and Semach, and Mses. Hand, McLean and Paolillo. The non-principal executive officer (PEO) named executive officers (NEOs) reflected for 2020 represent the following individuals: Messrs. DeGhetto and Erickson and Mses. Hand, McLean and Paolillo.

3.	Reflects “all other compensation” reported in the SCT for each year shown.

4.	Represents the grant date fair value of equity-based awards granted each year. Mr. Tuchman, our CEO, does not currently participate in our equity grant program.

5.	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Mr. Tuchman, our CEO, does not currently receive equity grants.

The following supplemental table details the average equity component of CAP for each fiscal year for our NEOs other than our CEO, who would have no entries in these tables.

2022 CAP Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/22 [1]	Change in Value of Outstanding and Unvested Prior Year Awards as of 12/31/22 [2]	Change in Value of Prior Years Awards Vested in Current Period	Awards Granted and Vested in Current Year [3]	Fair Value of Awards Forfeited or Cancelled in 2022	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
Restricted Stock Units (RSUs)	$1,427,926	($96,913)	($126,588)		($338,408)	$866,016
Performance-Based Equity (PRSUs)		$135,303		$48,620		$183,923
Total	$1,427,926	$38,389	($126,588)	$48,620	($338,408)	$1,049,939
1.	For 2022, we excluded the following performance-based equity awards that were made in 2022; these awards are aligned to internal financial performance metrics aligned to 2024 and 2025. As the awards are measured solely on 2024 and 2025 performance for the respective grants, there is currently no expense related to these awards; the expense will begin at the start of each requisite service period.

2.	The grant date fair value of these awards includes awards under the 2022 performance-based RSU annual grant which are aligned to performance targets at the end of 2024 as follows: Mr. Semach - $199,966, Ms. Swanback - $499,977 and Ms. Paolillo - $674,998. In addition, we excluded awards under the Value Creation Plan, aligned to stretch performance targets measured at the end of fiscal year 2025, as follows: Mr. Semach - $1,163,132, Ms. Swanback - $5,537,250, Ms. Paolillo - $4,899,000 and Mr. Seybold - $2,288,500. Based on current outlook and current targets, it is unlikely the VCP awards will vest.

3.	Includes the change in value of Tranche 2 of the 2020 performance-based RSU that vested at 200% based on the closing price of TTEC stock on December 31, 2022 of $44.13.

4.	Represents the settlement of Tranche 3 under the 2019 LTIP based on the closing price of TTEC stock on December 31, 2022 of $44.13. The 2019 LTIP was issued in value at the time of the award vs. converted to shares at the time of the award. If earned, the value is converted to shares at the time of settlement and vested immediately.

2021 CAP Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/20 [1]	Change in Value of Outstanding and Unvested Prior Year Awards as of 12/31/20 [2]	Change in Value of Prior Years Awards Vested in Current Period	Awards Granted and Vested in Current Year [3]	Fair Value of Awards Forfeited or Cancelled in 2020	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
Restricted Stock Units (RSUs)	$315,295	$243,470	$235,747		$0	$794,512
Performance-Based Equity (PRSUs)		$510,122		$153,446		$663,569
Total	$315,295	$735,592	$235,747	$153,446	$0	$1,458,051
1.	For 2021, we excluded the following performance-based equity awards that were made in 2021; these awards are aligned to internal financial performance metrics aligned to 2023. As the awards are measured solely on 2023 performance for the respective grant, there is currently no expense related to these awards; the expense will begin at the start of each requisite service period. The grant date fair value of these awards were as follows: Mr. Semach - $112,500, Mr. Erickson - $105,000, Ms. Hand - $400,000, Ms. McLean - $175,000 and Ms. Paolillo - $500,000.

2.	Includes the change in value of Tranche 1 of the 2020 performance-based RSU that vested at 200% based on the closing price of TTEC stock on December 31, 2021 of $90.55.

3.	Represents the settlement of Tranche 2 under the 2019 LTIP based on the closing price of TTEC stock on December 31, 2021 of $90.55. The 2019 LTIP was issued in value at the time of the award vs. converted to shares at the time of the award. If earned, the value is converted to shares at the time of settlement and vested immediately.

2020 CAP Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/22 [1]	Change in Value of Outstanding and Unvested Prior Year Awards as of 12/31/22	Change in Value of Prior Years Awards Vested in Current Period	Awards Granted and Vested in Current Year [2]	Fair Value of Awards Forfeited or Cancelled in 2022	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
Restricted Stock Units (RSUs)	$797,796	$297,612	$38,641		($135,374)	$998,675
Performance-Based Equity (PRSUs)				$375,662		$375,662
Total	$797,796	$297,612	$38,641	$375,662	($135,374)	$1,374,337
1.	For 2020, we excluded the following performance-based equity awards that were made in 2020; these awards are aligned to internal financial performance metrics aligned to 2021 and 2022. As the awards are measured solely on 2021 and 2022 performance for the respective grant, there is currently no expense related to these awards; the expense will begin at the start of each requisite service period. The grant date fair value of these awards were as follows: Mr. Erickson - $97,470, Ms. Hand - $400,000, Ms. McLean - $175,000 and Ms. Paolillo - $500,000.

2.	Represents the settlement of Tranche 1 under the 2019 LTIP based on the closing price of TTEC stock on December 31, 2021 of $72.93. The 2019 LTIP was issued in value at the time of the award vs. converted to shares at the time of the award. If earned, the value is converted to shares at the time of settlement and vested immediately.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
1.	The NEOs (in addition to our CEO Mr. Tuchman) reflected for years 2021 and 2020 of the PvP Table are represented by the following individuals: 2021 includes Messrs. Erickson and Semach, and Mses. Hand, McLean and Paolillo; 2020 includes Messrs. DeGhetto and Erickson and Mses. Hand, McLean and Paolillo.

Peer Group Issuers, Footnote [Text Block]
4.	The customized peer group selected by the Company is comprised of the following companies and is the same peer group utilized in our annual 10-K Stock Performance Graph: Accenture Plc, Cognizant Technology Solutions Corp., Concentrix, Globant S.A., Teleperformance, Telus International.

PEO Total Compensation Amount	$ 69,683	$ 632,135	$ 628,295
PEO Actually Paid Compensation Amount	$ 69,683	632,135	628,295
Adjustment To PEO Compensation, Footnote [Text Block]

SCT Total to CAP Reconciliation[1]

CEO SCT Total to CAP ReconciliationYearSalaryBonus/Non EquityOther Comp[3]SCT TotalDeductions[4]Additions[5]CAP20221069,68269,6830069,68320211064,202632,13500632,13520201057,047628,29500628,295
1.	No pension-related adjustments were necessary in the calculation of Compensation Actually Paid as TTEC does not have a pension plan.

2.	The non-principal executive officer (PEO) Named Executive Officers (NEOs) reflected for 2021 represent the following individuals: Messrs. Erickson and Semach, and Mses. Hand, McLean and Paolillo. The non-principal executive officer (PEO) named executive officers (NEOs) reflected for 2020 represent the following individuals: Messrs. DeGhetto and Erickson and Mses. Hand, McLean and Paolillo.

3.	Reflects “all other compensation” reported in the SCT for each year shown.

4.	Represents the grant date fair value of equity-based awards granted each year. Mr. Tuchman, our CEO, does not currently participate in our equity grant program.

5.	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Mr. Tuchman, our CEO, does not currently receive equity grants.

Non-PEO NEO Average Total Compensation Amount	$ 6,423,892	2,045,642	1,917,864
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,502,297	2,745,100	2,325,816
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SCT Total to CAP ReconciliationAvg NEO SCT Total to CAP ReconciliationYear[2]SalaryBonus/Non EquityOther Comp[3]SCT TotalDeductions[4]Additions[5]CAP2022326,442118,7577,1606,423,8925,971,5331,049,9391,502,2972021388,846608,37314,5692,045,642758,6231,458,0812,745,1002020346,885303,34013,2161,917,864966,3851,374,3372,325,816
1.	No pension-related adjustments were necessary in the calculation of Compensation Actually Paid as TTEC does not have a pension plan.

2.	The non-principal executive officer (PEO) Named Executive Officers (NEOs) reflected for 2021 represent the following individuals: Messrs. Erickson and Semach, and Mses. Hand, McLean and Paolillo. The non-principal executive officer (PEO) named executive officers (NEOs) reflected for 2020 represent the following individuals: Messrs. DeGhetto and Erickson and Mses. Hand, McLean and Paolillo.

3.	Reflects “all other compensation” reported in the SCT for each year shown.

4.	Represents the grant date fair value of equity-based awards granted each year. Mr. Tuchman, our CEO, does not currently participate in our equity grant program.

5.	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Mr. Tuchman, our CEO, does not currently receive equity grants.

The following supplemental table details the average equity component of CAP for each fiscal year for our NEOs other than our CEO, who would have no entries in these tables.

2022 CAP Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/22 [1]	Change in Value of Outstanding and Unvested Prior Year Awards as of 12/31/22 [2]	Change in Value of Prior Years Awards Vested in Current Period	Awards Granted and Vested in Current Year [3]	Fair Value of Awards Forfeited or Cancelled in 2022	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
Restricted Stock Units (RSUs)	$1,427,926	($96,913)	($126,588)		($338,408)	$866,016
Performance-Based Equity (PRSUs)		$135,303		$48,620		$183,923
Total	$1,427,926	$38,389	($126,588)	$48,620	($338,408)	$1,049,939
1.	For 2022, we excluded the following performance-based equity awards that were made in 2022; these awards are aligned to internal financial performance metrics aligned to 2024 and 2025. As the awards are measured solely on 2024 and 2025 performance for the respective grants, there is currently no expense related to these awards; the expense will begin at the start of each requisite service period.

2.	The grant date fair value of these awards includes awards under the 2022 performance-based RSU annual grant which are aligned to performance targets at the end of 2024 as follows: Mr. Semach - $199,966, Ms. Swanback - $499,977 and Ms. Paolillo - $674,998. In addition, we excluded awards under the Value Creation Plan, aligned to stretch performance targets measured at the end of fiscal year 2025, as follows: Mr. Semach - $1,163,132, Ms. Swanback - $5,537,250, Ms. Paolillo - $4,899,000 and Mr. Seybold - $2,288,500. Based on current outlook and current targets, it is unlikely the VCP awards will vest.

3.	Includes the change in value of Tranche 2 of the 2020 performance-based RSU that vested at 200% based on the closing price of TTEC stock on December 31, 2022 of $44.13.

4.	Represents the settlement of Tranche 3 under the 2019 LTIP based on the closing price of TTEC stock on December 31, 2022 of $44.13. The 2019 LTIP was issued in value at the time of the award vs. converted to shares at the time of the award. If earned, the value is converted to shares at the time of settlement and vested immediately.

Tabular List [Table Text Block]

Most Important Company-Selected Measures in Determining 2022 Compensation Actually Paid

The three Company-selected performance measures listed below, without any ranking, represent the most important metrics TTEC used to determine NEO Compensation Actually Paid for 2022 as further described in our Compensation Discussion and Analysis (CD&A).

Most Important Company Performance Measures

●	Adjusted Operating Income

●	Revenue

●	Adjusted EBITDA

Total Shareholder Return Amount	$ 119	241	192
Peer Group Total Shareholder Return Amount	125	194	129
Net Income (Loss)	$ 117,300	$ 158,200	$ 129,300
Company Selected Measure Amount	248,500	286,200	242,400
PEO Name	Mr. Tuchman
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	200.00%	200.00%
Adjusted Operating Income Performance Measure, Weightage Percentage		50.00%	50.00%	100.00%
Revenue Performance Measure For Performance-Based Equity Awards , Weightage Percentage			50.00%
Revenue Performance Measure For Awards Under 2022 Value Creation Plan, Weightage Percentage			60.00%
Adjusted EBITDA Performance Measure For Performance-Based Equity Awards , Weightage Percentage	50.00%
Adjusted EBITDA Performance Measure For Awards Under 2022 Value Creation Plan, Weightage Percentage	40.00%
Operating Income (Loss)	$ 168,500	$ 217,200	$ 204,700
Share Price | $ / shares	$ 44.13	$ 90.55	$ 72.93
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Non-GAAP Measure Description [Text Block]
5.	We use Adjusted Operating Income as a performance measure in our annual, cash-based incentive plan as well as for performance-based equity awards granted in 2019, 2020 and 2021 (100% weight in 2019, and 50% weight in 2020 and 2021). TTEC presents company performance metrics on a non-GAAP basis to more accurately convey the performance of the business, which adjusts for non-operating items including, but not limited to, asset impairment, restructuring charges, cybersecurity incident-related costs, and one-time non-recurring items.

6.	Beginning in 2020, we introduced Revenue as a performance measure for our annual performance-based equity awards (50% weight). Revenue is also a performance measure under our 2022 Value Creation Plan (60% weight).

7.	Beginning with our 2022 LTIP award, we introduced Adjusted EBITDA as a performance measure under our annual performance-based equity awards (50% weight) as well as our Value Creation Plan (40% weight). TTEC presents company performance metrics on a non-GAAP basis to more accurately convey the performance of the business, which adjusts for non-operating items including, but not limited to, asset impairment, restructuring charges, cybersecurity incident-related costs, equity-based compensation, and one-time non-recurring items.

GAAP vs. Adjusted Performance[1]
Year	GAAP Operating Income $ (thousands)	Adjusted Operating Income $ (thousands)	EBITDA $ (millions)	Adjusted EBITDA $ (millions)
2022	168.5	248.5	290.5	326.6
2021	217.2	286.2	316.2	354.4
2020	204.7	242.4	265.0	304.0
1.	TTEC presents company performance metrics on a non-GAAP basis to more accurately convey the performance of the business, which adjusts for non-operating items including, but not limited to, asset impairment, restructuring charges, cybersecurity incident-related costs, and one-time non-recurring items.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	2,443,700	2,273,100	1,949,200
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	326,600,000	354,400,000	304,000,000
Measure Name	Adjusted EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Earnings Before Interest, Taxes, Depreciation And Amortization	$ 290,500,000	$ 316,200,000	$ 265,000,000
Mr. Semach [Member]
Pay vs Performance Disclosure [Table]
Grant Date Fair Value Of Performance-Based Equity Awards Granted, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers	199,966	112,500
Grant Date Fair Value Of Awards Granted Under Value Creation Plan, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers	1,163,132	112,500
Ms. Swanback [Member]
Pay vs Performance Disclosure [Table]
Grant Date Fair Value Of Performance-Based Equity Awards Granted, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers	499,977
Grant Date Fair Value Of Awards Granted Under Value Creation Plan, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers	5,537,250
Ms. Paolillo [Member]
Pay vs Performance Disclosure [Table]
Grant Date Fair Value Of Performance-Based Equity Awards Granted, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers	674,998	500,000	500,000
Grant Date Fair Value Of Awards Granted Under Value Creation Plan, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers	4,899,000	500,000	500,000
Ms. Paolillo [Member] | Awards Granted and Vested in Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	541,210	1,110,505
Mr. Seybold [Member]
Pay vs Performance Disclosure [Table]
Grant Date Fair Value Of Awards Granted Under Value Creation Plan, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers	2,288,500
Mr. Erickson [Member]
Pay vs Performance Disclosure [Table]
Grant Date Fair Value Of Performance-Based Equity Awards Granted, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers		105,000	97,470
Grant Date Fair Value Of Awards Granted Under Value Creation Plan, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers		105,000	97,470
Mr. Erickson [Member] | Awards Granted and Vested in Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		162,990
Ms. Hand [Member]
Pay vs Performance Disclosure [Table]
Grant Date Fair Value Of Performance-Based Equity Awards Granted, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers		400,000	400,000
Grant Date Fair Value Of Awards Granted Under Value Creation Plan, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers		400,000	400,000
Ms. Hand [Member] | Awards Granted and Vested in Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		888,477
Ms. McLean [Member]
Pay vs Performance Disclosure [Table]
Grant Date Fair Value Of Performance-Based Equity Awards Granted, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers		175,000	175,000
Grant Date Fair Value Of Awards Granted Under Value Creation Plan, Excluded From Computation Of Compensation Actually Paid To Named Executive Officers		175,000	175,000
Ms. McLean [Member] | Awards Granted and Vested in Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		388,641
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	1	1	1
Bonus	0	0	0
All Other Compensation	69,682	64,202	57,047
PEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary	326,442	388,846	346,885
Bonus	118,757	608,373	303,340
All Other Compensation	7,160	14,569	13,216
Non-PEO NEO [Member] | Equity Value in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,049,939	1,458,051	1,374,337
Non-PEO NEO [Member] | Awards Granted and Vested in Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,620	153,446	375,662
Non-PEO NEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,971,533	758,623	966,385
Non-PEO NEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,049,939	1,458,081	1,374,337
Non-PEO NEO [Member] | Fair Value of Awards Granted in Current Year Outstanding and Unvested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,427,926	315,295	797,796
Non-PEO NEO [Member] | Change in Value of Outstanding and Unvested Prior Year Awards, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(96,913)	243,470	297,612
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Vested in Current Period, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(126,588)	235,747	38,641
Non-PEO NEO [Member] | Fair Value of Awards Forfeited or Cancelled, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(338,408)	0	(135,374)
Non-PEO NEO [Member] | Equity Value in Compensation Actually Paid, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	866,016	794,512	998,675
Non-PEO NEO [Member] | Change in Value of Outstanding and Unvested Prior Year Awards, Performance-Based Equity (PRSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	135,303	510,122
Non-PEO NEO [Member] | Awards Granted and Vested in Current Year, Performance-Based Equity (PRSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,620	153,446	375,662
Non-PEO NEO [Member] | Equity Value in Compensation Actually Paid, Performance-Based Equity (PRSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	183,923	663,569	375,662
Non-PEO NEO [Member] | Fair Value of Awards Granted in Current Year Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,427,926	315,295	797,796
Non-PEO NEO [Member] | Change in Value of Outstanding and Unvested Prior Year Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,389	735,592	297,612
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Vested in Current Period
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(126,588)	235,747	38,641
Non-PEO NEO [Member] | Fair Value of Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (338,408)	$ 0	$ (135,374)